Prudential Investment Portfolios 16

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

May 16, 2014

United States Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:          Preliminary Proxy Materials for Prudential Investment Portfolios 16 — Target Conservative Allocation Fund

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of Prudential Investment Portfolios 16 — Target Conservative Allocation Fund scheduled for August 14, 2014 (the “Meeting”).  These materials include the notice of Meeting, the proxy statement and form of proxy card.  We anticipate beginning to print these materials on May 26, 2014.  Accordingly, we would appreciate receiving any comments that the staff of the Securities and Exchange Commission may have on or about May 21, 2014.

If there are any questions with respect to this filing, please call me at 973-367-1495.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel